Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of balance of additional paid-in capital

Balance of additional paid-in capital as of December 31, 2021 and 2022 were as follows:

	December 31,	December 31,
	2021	2022

	(in thousands)
From ordinary shares	$93,341	93,341
From treasury shares	6,911	6,744
From share-based compensation	8,051	10,715
From share of changes in equities of associates	538	1,449
	$108,841	112,249

Schedule of changes in accumulated other comprehensive income, net of tax

Changes in accumulated other comprehensive income, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains	benefit	other
	currency	(losses) on	pension	comprehensive
	translation	securities	plans	income

	(in thousands)
Beginning balance, January 1, 2020	$(296)	(936)	280	(952)
Exchange differences arising on translation of foreign operations	512	-	-	512
Changes in fair value of financial assets	-	67	-	67
Remeasurement of defined benefit pension plans	-	-	(175)	(175)
Ending balance, December 31, 2020	216	(869)	105	(548)
Exchange differences arising on translation of foreign operations	(72)	-	-	(72)
Changes in fair value of financial assets	-	(179)	-	(179)
Remeasurement of defined benefit pension plans	-	-	133	133
Ending balance, December 31, 2021	144	(1,048)	238	(666)
Exchange differences arising on translation of foreign operations	(245)	-	-	(245)
Changes in fair value of financial assets	-	142	-	142
Remeasurement of defined benefit pension plans	-	-	551	551
Ending balance, December 31, 2022	$(101)	(906)	789	(218)

Schedule of noncontrolling interest
(e)	Noncontrolling interest

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Balance at the beginning of year	$(1,743)	5,023	2,258
Equity attributable to non-controlling interests
Loss for the year	(1,974)	(2,961)	(1,515)
Changes in fair value of financial assets	(2)	(2)	10
Remeasurement of defined benefit pension plans	(1)	5	26
Share-based compensation expenses	8	38	140
New shares issued by subsidiaries	8,695	-	445
Purchase of subsidiaries shares from noncontrolling interest	-	175	-
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan	-	-	(197)
Disposal of financial assets at fair value through other comprehensive income	-	-	(6)
Exchange differences arising on translation of foreign operations	44	-	88
Declaration of cash dividends	(4)	(20)	-
Balance at the end of year	$5,023	2,258	1,249